Trade accounts receivables - Movement in the Allowance for Expected Credit Losses of Trade Receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Beginning balance	R$ 32,463	R$ 23,656
Business combination	10,401	0
Charge for the year	73,510	30,372
Reversal	(3,876)	(269)
Write-off	(32,080)	(21,296)
Ending balance	R$ 80,418	R$ 32,463